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               CG VARIABLE LIFE INSURANCE SEPERATE ACCOUNT A

                              WALTER E. HEINDL
                               Senior Counsel
                            CIGNA Group Insurance
                         1601 Chestnut Street, TL48G
                           Philadelphia, PA 19192
                               (215) 761-1982
                            eFax: (202) 318-0513
                           walter.heindl@cigna.com




U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


 RE: CG Variable Life Insurance Separate Account A ("Separate Account")
      Registration Nos. 33-60967, 811-07317


Ladies and gentlemen:


Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information to be used for the Separate Account does not differ from that contained in post-effective amendment no. 12 to the Separate Account's registration statement. Post-effective amendment no. 12 to the Separate Account's registration statement was filed electronically via EDGAR on April 30, 2004.


Please call the undersigned at (215) 761-1982 with any questions that you may have.


Very truly yours,


/S/  WALTER E. HEINDL
Walter E. Heindl
Senior Counsel